Property, plant and equipment (Tables)	12 Months Ended
Jun. 30, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	2015	2014
Buildings	$13,480,382	$14,197,999
Machinery	53,540,780	51,900,300
Vehicles	1,911,054	1,803,008
Plant and equipment	13,409,412	4,823,706
Software	97,151	43,858
Construction in progress	4,000,155	18,397,073
	86,438,934	91,165,944
Less: Accumulated depreciation	(21,178,480)	(14,726,156)

Net book value	$65,260,454	$76,439,788